Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC Topic 820, Fair Value Measurement, are described as follows:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 - Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes certain pricing models and other similar techniques that require significant management judgment or estimation.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025, and 2024.
Registered Investment Companies: Registered investment companies are valued at the daily closing price as reported by the fund. Registered investment companies held by the Plan are quoted in an active market (Level 1).
Webster Financial Corporation Common Stock: Webster Financial Corporation common stock is valued at the closing price reported on the New York Stock Exchange (Level 1).
Interest-Bearing Cash: Interest-bearing cash is recorded at cost plus accrued interest (Level 1).
Common Collective Trusts: Common collective trusts are valued based on the net asset value as reported by the trustee of each fund. The underlying holdings of the funds may vary, but primarily comprise domestic and/or international equity securities, fixed-income debt securities, money market funds, and mutual funds, which are valued using quoted market prices in active markets or observable inputs for similar assets (Level 2).
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Mutual funds	$177,136,097	$—	$—	$177,136,097
Money market funds	43,952,189	—	—	43,952,189
Webster Financial Corporation common stock	92,103,230	—	—	92,103,230
Interest-bearing cash	6	—	—	6
Common collective trusts	—	955,300,460	—	955,300,460
Total investments, at fair value	$313,191,522	$955,300,460	$—	$1,268,491,982

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Mutual funds	$160,328,568	$—	$—	$160,328,568
Money market funds	37,727,160	—	—	37,727,160
Webster Financial Corporation common stock	85,576,606	—	—	85,576,606
Interest-bearing cash	6	—	—	6
Common collective trusts	—	831,533,005	—	831,533,005
Total investments, at fair value	$283,632,340	$831,533,005	$—	$1,115,165,345